RELATED PARTY TRANSACTIONS (Details 3) (USD $)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
General Administrative Expenses [Line Items]
General and administrative expenses	$ 66,727	$ 90,537
Series Seven [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	0	0
Series Nine [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	12,860	17,097
Series Ten [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	11,365	15,830
Series Eleven [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	11,638	15,498
Series Twelve [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	12,913	17,492
Series Fourteen [Member]
General Administrative Expenses [Line Items]
General and administrative expenses	$ 17,951	$ 24,620